Contingencies and commitments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Commitments And Contingent Liabilities [Abstract]
Summary of capital commitments

	2021 US$m	2020 US$m
Capital commitments excluding the Group's share of joint venture capital commitments
Within 1 year	2,324	3,021
Between 1 and 3 years	116	97
Between 3 and 5 years	38	—
After 5 years	73	34
Total	2,551	3,152

Group's share of joint venture capital commitments
Within 1 year	11	9
Between 1 and 3 years	—	—
Total	11	9

Summary of aggregate amount of future payment commitments under purchase obligations outstanding
The aggregate amount of future payment commitments under purchase obligations outstanding at 31 December was:

	2021 US$m	2020 US$m
Within 1 year	3,483	3,100
Between 1 and 2 years	1,660	1,715
Between 2 and 3 years	1,345	1,291
Between 3 and 4 years	1,080	1,242
Between 4 and 5 years	1,020	848
After 5 years	7,125	8,437
Total	15,713	16,633

Summary of indemnities and other performance guarantees

	2021 US$m	2020 US$m
Contingent liabilities, Indemnities and other performance guarantees(a)(b)	441	146
(a)Contingent liabilities, indemnities and other performance guarantees represent the potential outflow of funds from the Group for the satisfaction of obligations including those under contractual arrangements (for example undertakings related to supplier agreements) not provided for in the balance sheet, where the likelihood of the contingent liabilities, guarantees or indemnities being called is assessed as possible rather than probable or remote. (b)There were no material contingent liabilities arising in relation to the Group’s joint ventures and associates.